Income Tax - Schedule Of Reconciliation Company's Effective Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Reconciliation Companys Effective Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrant liabilities					0.00%	(2.60%)
Transaction costs associated with the Initial Public Offering					0.00%	0.01%
Acquisition costs					(15.00%)	0.00%
Valuation allowance					(7.70%)	15.80%
Income tax provision	6.01%	2.34%	3.80%	1.39%	(1.70%)	34.20%